Common Stock - Employee Stock Purchase Plan (Details)	Jan. 01, 2021 shares	Sep. 30, 2021 purchasePeriod	Dec. 31, 2020 purchasePeriod shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for sales under the ESPP (in shares)			107,450,000	293,602,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of open purchase periods under the ESPP | purchasePeriod		0	0
2020 Employee Stock Purchase Plan | Class A Common Stock | Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for sales under the ESPP (in shares)			6,498,600
Additional shares authorized (in shares)	6,498,600
Percent of outstanding shares	1.50%
2020 Employee Stock Purchase Plan | Class A Common Stock | Employee Stock Purchase Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized (in shares)	6,498,600
Percent of outstanding shares	1.50%